Board of Directors	12 Months Ended
Dec. 31, 2022
Board of Directors
Board of Directors

(G.4) Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2022

Christian Klein

Chief Executive Officer

Corporate Development and Strategy, Security and Secrecy, Compliance, Sustainability and Business Networks

Supervisory Board, adidas AG, Herzogenaurach, Germany

Sabine Bendiek

Chief People & Operating Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Schaeffler AG, Herzogenaurach, Germany

Luka Mucic

Chief Financial Officer

Global Finance and Administration including Investor Relations, Internal Audit, Data Protection & Privacy, Working Capital Management Solutions

Supervisory Board, HeidelbergCement AG, Heidelberg, Germany

Juergen Mueller

Chief Technology Officer

Technology & Innovation

Technology and Innovation Strategy, SAP Business Technology Platform including Data Management, Analytics and Planning, Integration, and Application Development Capabilities

Supervisory Board, DFKI GmbH, Kaiserslautern, Germany (until February 15, 2022)

Scott Russell

Customer Success

Global Field Organization including Sales, Services, Partner Ecosystem, and Customer Engagement

Thomas Saueressig

SAP Product Engineering

Global Responsibility for all SAP Business Software Applications, Cloud Operations and Support, Cross-Development Functions, SAP Enterprise Adoption Organization

Board of Directors, Nokia Corporation, Espoo, Finland (from April 5, 2022)

Julia White

Chief Marketing and Solutions Officer

Global Marketing, Corporate Communications, Government Affairs

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2022

Prof. Dr. h.c. mult. Hasso Plattner[2,4,6,8]

Chairperson

Lars Lamadé[1,2,4,8]

Deputy Chairperson

Head of Global Sponsorships

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Manuela Asche- Holstein[3,7,8]

Industry Advisor Expert

Member of the SAP Germany SE & Co. KG Works Council

Aicha Evans[2,4,6,7]

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Board of Directors, Joby Aviation LLC, Santa Cruz, CA, United States

Prof. Dr. Gesche Joost[4,7]

Professor for Design Research and Head of the Design Research Lab, Berlin University of the Arts, Berlin, Germany

Supervisory Board, Ottobock SE & Co. KGaA, Duderstadt, Germany
Supervisory Board, ING-DiBa AG, Frankfurt, Germany

Margret Klein-Magar[1,2,3,4]

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Monika Kovachka-Dimitrova[1,2,4,7]

Chief Operations Expert

Member of the SAP SE Works Council (Europe)

Peter Lengler[1,3,7,8]

Value Advisor Expert

Member of the SAP Germany SE & Co. KG Works Council and Member of the SAP SE Works Council (Europe) (until November 21, 2022)

Jennifer Xin-Zhe Li (from May 18, 2022)[3,5]

General Partner of Changcheng Investment Partners, Beijing, China

Board of Directors, Flex Ltd., Singapore and San José, CA, United States (until August 25, 2022)

Board of Directors, ABB Ltd., Zurich, Switzerland

Board of Directors, Kone Oy, Espoo, Finland

Board of Directors, Full Truck Alliance Co. Ltd., Nanjing, Jiangsue, China, and Cayman Islands

Dr. Qi Lu4, 7, 8

CEO, MiraclePlus Ltd., Beijing, China

Board of Directors, Pinduoduo Inc., Shanghai, China

Chairperson of the Board of Directors, Pine Field Holding Limited, Cayman Islands

Chairperson of the Board of Directors, Pine Field Holding Limited, Hong Kong, China

Chairperson of the Board of Directors, Pine Field Ltd., Beijing, China

Gerhard Oswald[2,4,8]

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Christine Regitz[1,2,4,5]

Vice President, User Experience

Vice President, Head of Women in Tech@SAP

Supervisory Board, Schloss Dagstuhl – Leibniz Center for Informatics, Wadern, Germany (from May 20, 2022)

Supervisory Board, HV Capital Manager GmbH, Munich, Germany (from May 1, 2022)

Dr. Friederike Rotsch2, [3,6,7]

Group General Counsel and Head of Group Legal & Compliance, Merck KGaA, Darmstadt, Germany

Heike Steck[1,4], 5, 7

Senior Operations Manager

Member of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Helmut Stengele

On Early Retirement

Dr. Rouven Westphal[3,5,6,8]

Member of the Executive Board of the Hasso Plattner Foundation, Potsdam, Germany, and Managing Director of the General Partner of HPC Germany GmbH & Co. KG, Potsdam, Germany

Advisory Board, Sharks Sports & Entertainment LLC, San José, CA, United States

Dr. Gunnar Wiedenfels[3,5,6]

Chief Financial Officer, Warner Bros. Discovery, Inc., New York, NY, United States

Board of Directors, OWN LLC, West Hollywood, CA, United States

Board of Directors, Speechagain, Inc., New York, NY, United States

James Wright[1,3,5,8]

Chairperson of the SAP SE Works Council (Europe) (until November 21, 2022)

Member of the SAP SE Works Council (Europe) (from November 22, 2022)

Supervisory Board Members Who Left During 2022

Bernard Liautaud (until May 18, 2022)

1 Appointed by the SAP SE Works Council (Europe)
2 Member of the Company’s Personnel and Governance Committee
3 Member of the Company’s Audit and Compliance Committee
4 Member of the Company’s Technology and Strategy Committee
5 Member of the Company’s Finance and Investment Committee
6 Member of the Company’s Nomination Committee
7 Member of the Company’s People and Culture Committee
8 Member of the Company’s Go-To-Market and Operations Committee